Debt - Summary of debt outstanding (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Nov. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt related to senior notes		$ 1,273,883		$ 750,000
Debt related to capital efficient notes		70,989		70,989
Senior Notes | 2008 Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument			$ 250,000
Debt related to senior notes		0		250,000
Redemption Date	Nov. 01, 2016
Senior Notes | 2010 Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument		500,000
Debt related to senior notes		500,000		500,000
Maturity date	Jun. 01, 2020
Senior Notes | 2016 Euro Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument | €	€ 750,000
Debt related to senior notes		773,883		0
Maturity date	Sep. 15, 2026
Capital efficient notes
Debt Instrument [Line Items]
Face amount of debt instrument		63,384
Debt related to capital efficient notes		$ 70,989		$ 70,989
Maturity date	Dec. 01, 2066